Compensation Related Costs, Retirement Benefits	12 Months Ended
Feb. 24, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan Obligations	EMPLOYEE BENEFIT PLAN OBLIGATIONS

Employee Benefit Plan Obligations (net)	February 24, 2023	February 25, 2022
Defined contribution retirement plans	$17.0	$9.1
Post-retirement medical benefits	27.5	34.1
Defined benefit pension plans	41.1	48.5
Deferred compensation plans and agreements	46.3	56.9
	$131.9	$148.6

Employee benefit plan assets
Long-term asset	$2.3	$3.5
	$2.3	$3.5

Employee benefit plan obligations
Current portion	$31.2	$25.4
Long-term portion	103.0	126.7
	$134.2	$152.1
Defined Contribution Retirement Plans
Substantially all of our U.S. employees are eligible to participate in defined contribution retirement plans, primarily the Steelcase Inc. Retirement Plan (the “Retirement Plan”). Company contributions, including discretionary profit sharing and 401(k) matching contributions, and employee 401(k) contributions fund the Retirement Plan. All contributions are made to a trust which is held for the sole benefit of participants.
Total expense under all defined contribution retirement plans was $26.1 for 2023, $17.1 for 2022 and $19.3 for 2021. We expect to fund approximately $28.4 related to our defined contribution plans in 2024, including funding related to our 2023 discretionary profit sharing contributions.
Post-Retirement Medical Benefits
We maintain post-retirement benefit plans that provide medical and life insurance benefits to certain North American-based retirees and eligible dependents. The plans were frozen to new participants in 2003. We accrue the cost of post-retirement benefits during the service periods of employees based on actuarial calculations for each plan. These plans are unfunded. Our investments in COLI policies are intended to be utilized as a long-term funding source for these benefit obligations. See Note 10 for additional information.
Defined Benefit Pension Plans
Our defined benefit pension plans include various qualified foreign retirement plans as well as domestic non-qualified supplemental retirement plans that are limited to a select group of management approved by the Compensation Committee. The benefit plan obligations for the non-qualified supplemental retirement plans are primarily related to the Steelcase Inc. Executive Supplemental Retirement Plan. This plan, which is unfunded, was frozen to new participants in 2016, and the benefits were capped for existing participants. The funded status of our defined benefit pension plans (excluding our investments in COLI policies) is as follows:

Defined Benefit Pension Plan Obligations	February 24, 2023		February 25, 2022
	Qualified Plans	Non-qualified Supplemental Retirement Plans	Qualified Plans	Non-qualified Supplemental Retirement Plans
	Foreign		Foreign
Plan assets	$22.4	$—	$35.2	$—
Projected benefit plan obligations	30.2	23.7	44.9	28.8
Funded status	$(7.8)	$(23.7)	$(9.7)	$(28.8)
Long-term asset	2.3	—	3.5	—
Current liability	(0.8)	(3.6)	(0.8)	(3.9)
Long-term liability	(9.3)	(20.1)	(12.4)	(24.9)
Total benefit plan obligations	$(7.8)	$(23.7)	$(9.7)	$(28.8)
Accumulated benefit obligation	$27.6	$23.7	$41.4	$28.8

Summary Disclosures for Defined Benefit Pension and Post-Retirement Plans
The following tables summarize our defined benefit pension and post-retirement plans:

	Defined Benefit Pension Plans		Post-Retirement Plans
	February 24, 2023	February 25, 2022	February 24, 2023	February 25, 2022
Change in plan assets:
Fair value of plan assets, beginning of year	$35.2	$33.2	$—	$—
Actual return on plan assets	(12.1)	3.7	—	—
Employer contributions	8.0	4.7	2.6	4.3
Plan participants’ contributions	—	—	2.1	2.2
Currency changes	(3.5)	(1.7)	—	—
Benefits paid	(5.2)	(4.7)	(4.7)	(6.5)
Fair value of plan assets, end of year	22.4	35.2	—	—

Change in benefit obligations:
Benefit plan obligations, beginning of year	73.7	85.9	34.1	42.7
Service cost	0.7	1.4	0.1	0.1
Interest cost	1.6	1.3	1.1	1.0
Amendments	0.5	—	—	—
Net actuarial gain (1)	(13.5)	(7.2)	(5.1)	(5.4)
Plan participants’ contributions	—	—	2.1	2.2
Currency changes	(3.9)	(3.0)	(0.1)	—
Benefits paid	(5.2)	(4.7)	(4.7)	(6.5)
Benefit plan obligations, end of year	53.9	73.7	27.5	34.1
Funded status	$(31.5)	$(38.5)	$(27.5)	$(34.1)

Amounts recognized on the Consolidated Balance Sheets:
Long-term asset	2.3	3.5	—	—
Current liability	(4.4)	(4.7)	(2.8)	(3.0)
Long-term liability	(29.4)	(37.3)	(24.7)	(31.1)
Net amount recognized	$(31.5)	$(38.5)	$(27.5)	$(34.1)

Amounts recognized in accumulated other comprehensive income (loss) —pretax:
Actuarial loss (gain)	$8.7	$10.6	$(18.3)	$(15.1)
Prior service cost	0.5	0.9	—	—
Total amounts recognized in accumulated other comprehensive income (loss) —pretax	$9.2	$11.5	$(18.3)	$(15.1)
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(1) In 2023 and 2022, the net actuarial gain includes amounts resulting from changes in actuarial assumptions utilized to calculate our benefit plan obligations such as weighted-average discount rates and recent census data.

	Pension Plans			Post-Retirement Plans
	Year Ended			Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021	February 24, 2023	February 25, 2022	February 26, 2021
Components of expense:
Service cost	$0.7	$1.4	$1.9	$0.1	$0.1	$0.1
Interest cost	1.6	1.3	1.3	1.1	1.0	1.1
Amortization of net loss (gain)	0.2	1.2	1.1	(1.8)	(1.4)	(2.1)
Amortization of prior year service cost (credit)	0.5	(0.1)	—	—	—	—
Expected return on plan assets	(0.4)	(1.2)	(0.9)	—	—	—
Net expense (credit) recognized in Consolidated Statements of Income	2.6	2.6	3.4	(0.6)	(0.3)	(0.9)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) (pre-tax):
Net actuarial loss (gain)	(1.0)	(9.7)	1.2	(5.1)	(5.4)	0.5
Prior service cost	0.5	—	0.1	—	—	—
Amortization of gain (loss)	(0.2)	(1.2)	(1.1)	1.8	1.4	2.1
Amortization of prior year service cost (credit)	(0.5)	0.1	—	—	—	—
Total recognized in other comprehensive income (loss)	(1.2)	(10.8)	0.2	(3.3)	(4.0)	2.6
Total recognized in net periodic benefit cost and other comprehensive income (loss) -- pre-tax	$1.4	$(8.2)	$3.6	$(3.9)	$(4.3)	$1.7

Pension and Other Post-Retirement Accumulated Other Comprehensive Income (Loss) Changes	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Balance as of February 26, 2021	$(11.7)	$5.1	$(6.6)
Amortization of prior service cost (credit) included in net periodic pension cost	(0.1)	—	(0.1)
Net prior service (cost) credit during period	(0.1)	—	(0.1)
Net actuarial gain (loss) arising during period	15.1	(3.6)	11.5
Amortization of net actuarial (gain) loss included in net periodic pension cost	(0.2)	0.1	(0.1)
Net actuarial gain (loss) during period	14.9	(3.5)	11.4
Foreign currency translation adjustments	0.5	—	0.5
Current period change	15.3	(3.5)	11.8
Balance as of February 25, 2022	$3.6	$1.6	$5.2
Prior service (cost) credit from plan amendment arising during period	(0.5)	0.1	(0.4)
Amortization of prior service cost (credit) included in net periodic pension cost	0.5	(0.1)	0.4
Net prior service (cost) credit during period	—	—	—
Net actuarial gain (loss) arising during period	6.1	(1.6)	4.5
Amortization of net actuarial (gain) loss included in net periodic pension cost	(1.6)	0.4	(1.2)
Net actuarial gain (loss) during period	4.5	(1.2)	3.3
Foreign currency translation adjustments	1.0	(0.2)	0.8
Current period change	5.5	(1.4)	4.1
Balance as of February 24, 2023	$9.1	$0.2	$9.3

Weighted-Average Assumptions	Pension Plans			Post-Retirement Plans
	Year Ended			Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.80%	2.50%	1.70%	5.47%	3.38%	2.58%
Rate of salary progression	0.60%	2.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.50%	1.70%	1.70%	3.38%	2.58%	2.56%
Expected return on plan assets	1.40%	3.70%	3.00%
Rate of salary progression	2.50%	3.50%	3.40%
The measurement dates for our retiree benefit plans are consistent with our fiscal year end. Accordingly, we select discount rates to measure our benefit obligations that are consistent with market indices at the end of each year. In evaluating the expected return on plan assets, we consider the expected long-term rate of return on plan assets based on the specific allocation of assets for each plan, an analysis of current market conditions and the views of leading financial advisors and economists.
The assumed healthcare cost trend was 7.30% for pre-age 65 retirees as of February 24, 2023, gradually declining to 4.50% after eight years. As of February 25, 2022, the assumed healthcare cost trend was 5.83% for pre-age 65 retirees, gradually declining to 4.50% after nine years. Post-age 65 trend rates are not applicable as our plan provides a fixed subsidy for post-age 65 benefits.
Plan Assets
In 2023, we entered into a contract with an insurer to annuitize our U.K. defined benefit pension plan, covering 100% of the membership in the plan. This agreement, or "buy-in", resulted in an exchange of plan assets for an annuity that covers our future projected benefit obligations. The initial value of the asset associated with this contract was equal to the premium paid to the insurer to secure the insurance policy. The value of the asset is adjusted each reporting period for changes in financial assumptions, such as discount rates and inflation indices. The asset represents a Level 3 measurement as there are no observable inputs with the valuation of the contract.
We anticipate the buyout of the plan and transfer of future benefit obligations of plan participants to be completed in 2024. The non-cash settlement charge will be recorded when the buyout is completed and is expected to be approximately $15.
Our pension plans’ weighted-average investment allocation strategies and weighted-average target asset allocations by asset category as of February 24, 2023 and February 25, 2022 are reflected in the following table.

Asset Category	February 24, 2023		February 25, 2022
	Actual Allocations	Target Allocations	Actual Allocations	Target Allocations
Buy-in contract	98%	100%	—%	—%
Debt securities	—	—	78	50
Other (1)	2	—	22	50
Total	100%	100%	100%	100%
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(1)Represents cash and cash equivalents in 2023 and primarily represents money market funds in 2022.

The fair value of the pension plan assets as of February 24, 2023 and February 25, 2022, by asset category are as follows:

Fair Value of Pension Plan Assets	February 24, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$0.5	$—	$—	$0.5
Buy-in contract	—	—	21.9	21.9
	$0.5	$—	$21.9	$22.4

Fair Value of Pension Plan Assets	February 25, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1.3	$—	$—	$1.3
Fixed income securities - Bond funds	—	33.7	—	33.7
Other investments - Property and property funds	—	0.2	—	0.2
	$1.3	$33.9	$—	$35.2
Below is a roll-forward of the pension plan assets measured at estimated fair value using Level 3 inputs during the years ended February 24, 2023 and February 25, 2022:

Roll-forward of Fair Value Using Level 3 Inputs	Pension Plan Assets
Balance as of February 25, 2022	$—
Initial buy-in contract premium	24.2
Other contributions	1.4
Change in estimated fair value	(3.7)
Balance as of February 24, 2023	$21.9
We expect to contribute approximately $5.2 to our pension plans and fund approximately $2.9 related to our post-retirement plans in 2024. The estimated future benefit payments under our pension and post-retirement plans are as follows:

Fiscal Year Ending in February	Pension Plans	Post-retirement Plans
2024	$5.2	$2.9
2025	4.5	2.8
2026	5.3	2.6
2027	4.5	2.5
2028	4.0	2.5
2029 - 2033	17.8	11.0
Multi-Employer Pension Plan
One of our subsidiaries, SC Transport Inc., previously contributed to the Central States, Southeast and Southwest Areas Pension Fund (the "Fund"), a multi-employer pension plan, based on obligations arising under a collective bargaining agreement that covered SC Transport Inc. employees and retirees. Under current law, an employer that withdraws or partially withdraws from a multi-employer pension plan may incur a withdrawal liability to the plan, which represents the portion of the plan’s underfunding that is allocable to the withdrawing employer under very complex actuarial and allocation rules.
In 2019, the Fund asserted that SC Transport Inc.'s absence of hiring additional union employees over the past ten years constituted an adverse selection practice under the Fund and, if not remedied, would result in an assessment of a withdrawal liability. As a result of the Fund's assertion, SC Transport Inc. recorded an $11.2 charge related to its estimated future obligations under a withdrawal from the Fund to be paid out in installments over a period of up to 20 years. The withdrawal liability was discounted using a rate of 3.5%. The balance of the liability as of February 24, 2023 was $9.6.
In 2020, SC Transport Inc. withdrew from the Fund, and the Fund issued a final assessment of our withdrawal liability. We appealed the amount of the assessment by the Fund and are in arbitration proceedings. The amount that may ultimately be required to settle any potential obligation may be lower or higher than our estimated liability, which we will adjust if needed, if and when additional information becomes available.
Deferred Compensation Programs
We maintain four deferred compensation programs. The first deferred compensation program is closed to new entrants. In this program, certain employees elected to defer a portion of their compensation in return for a fixed benefit to be paid in installments beginning when the participant reaches age 70. Under the second plan, certain employees may elect to defer a portion of their compensation. The third plan is intended to restore retirement benefits that would otherwise be paid under the Retirement Plan but are precluded as a result of the limitations on eligible compensation under Internal Revenue Code Section 401(a)(17). Under the fourth plan, our non-employee directors may elect to defer all or a portion of their board retainer and committee fees. The deferred amounts in the last three plans earn a return based on the investment option selected. These deferred compensation obligations are unfunded.
Deferred compensation expense (gain), which represents annual participant earnings on amounts that have been deferred, and expense (gains) related to restoration retirement benefits, were ($2.9) for 2023, $2.0 for 2022 and $7.7 for 2021.